Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	$ 1,129	$ 1,252	$ 1,224	$ 1,422	$ 1,588
Realized	4	(1)	7	4	1
Unrealized	(20)	56	44	71	13
Net unrealized gains (losses) included in OCI	2	12	(102)	6	(1)
Transfer in to Level 3		2	2	2	1
Transfer out of Level 3	(34)			(36)	(8)
Purchases/Issuances	56	152	75	342	214
Sales/Settlements	(158)	(344)	66	(832)	(492)
Closing balance	979	1,129	1,316	979	1,316
Opening balance	(1,163)	(1,235)	(1,486)	(1,995)	(1,009)
Realized	(18)	(11)	(20)	(21)	(66)
Unrealized	(292)	2	256	51	(429)
Transfer in to Level 3	(2)	(3)	(1)	(5)	(1)
Transfer out of Level 3	5	13	26	394	96
Purchases/Issuances	(60)	(20)	(6)	(93)	(110)
Sales/Settlements	56	91	135	195	423
Closing balance	(1,474)	(1,163)	(1,096)	(1,474)	(1,096)
Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(342)	(428)	(694)	(409)	(742)
Realized	(19)	(12)	(20)	(23)	(73)
Unrealized	(2)	40	69	(8)	(12)
Transfer in to Level 3		(2)		(2)
Transfer out of Level 3		2			2
Purchases/Issuances	(50)	(20)	(5)	(79)	(110)
Sales/Settlements	61	78	160	169	445
Closing balance	(352)	(342)	(490)	(352)	(490)
Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(768)	(753)	(744)	(1,533)	(136)
Unrealized	(290)	(36)	188	61	(416)
Transfer out of Level 3	3	8	25	389	27
Purchases/Issuances	(8)			(11)
Sales/Settlements	(5)	13	(25)	26	(31)
Closing balance	(1,068)	(768)	(556)	(1,068)	(556)
Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	50	43	17	18	35
Unrealized	(25)	2	(1)		(20)
Transfer out of Level 3	(10)			(10)
Purchases/Issuances	5	5		12
Sales/Settlements					1
Closing balance	20	50	16	20	16
Foreign exchange derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	24
Unrealized		24		24
Transfer out of Level 3	(24)			(24)
Closing balance		24
Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(50)	(49)	(47)	(50)	(54)
Realized	1	1		2	7
Unrealized		(2)		(1)
Closing balance	(49)	(50)	(47)	(49)	(47)
Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	45	44	42	45	49
Realized	(1)	(1)		(2)	(7)
Unrealized		2	1	1	1
Closing balance	44	45	43	44	43
Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(3)	(5)	(1)	(3)	(77)
Unrealized			(1)	(1)	(1)
Transfer in to Level 3	(2)	(1)	(1)	(3)	(1)
Transfer out of Level 3	2	3	1	5	67
Purchases/Issuances	(2)		(1)	(3)
Sales/Settlements					9
Closing balance	(5)	(3)	(3)	(5)	(3)
Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	6	6	2	4	13
Realized	1			1	1
Unrealized					(2)
Transfer in to Level 3		2	2	2	1
Transfer out of Level 3				(2)	(8)
Purchases/Issuances		1		5	1
Sales/Settlements	(5)	(3)		(8)	(2)
Closing balance	2	6	4	2	4
Corporate equity [member] | Equity securities mandatorily measured at FVTPL and designated at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	593	478	481	459	396
Realized	4		7	5	7
Unrealized	6	26	43	41	43
Net unrealized gains (losses) included in OCI	6	9	(100)	15	(22)
Purchases/Issuances	18	142	38	186	83
Sales/Settlements	(73)	(62)	(15)	(152)	(53)
Closing balance	554	593	454	554	454
Mortgage and asset backed [member] | Debt securities mandatorily measured and designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	229	305	110	207	55
Purchases/Issuances	33	4	37	139	130
Sales/Settlements	(54)	(80)		(138)	(38)
Closing balance	208	229	147	208	147
Corporate debt [member] | Debt securities mandatorily measured and designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	2	2	2	2	2
Closing balance	2	2	2	2	2
Business and government [member] | Loans mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	180	374	570	687	1,038
Unrealized	(1)	2	1	5	(9)
Net unrealized gains (losses) included in OCI	(4)	3	(2)	(9)	21
Sales/Settlements	(26)	(199)	81	(534)	(400)
Closing balance	$ 149	$ 180	$ 650	$ 149	$ 650